Earnings per Share (Schedule of earnings per share, basic and diluted) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Net income	$ 33,077	$ 61,649
Dividends on series B preferred shares	(2,884)	(2,884)
Net income attributable to common stockholders	$ 30,193	$ 58,765
Weighted average number of common shares, basic	98,489,613	77,343,851
Incremental shares	1,272,798	2,964,828
Weighted average number of common shares, diluted	99,762,411	80,308,679
Earnings/(loss) per share, basic	$ 0.31	$ 0.76
Earnings/(loss) per share, diluted	$ 0.30	$ 0.73